Income Taxes - Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Current	$ 183	$ 299	$ 332
Deferred	(1,525)	393	(820)
Valuation allowance	1,360	(672)	511
Income tax expense	$ 18	$ 20	$ 23